Interest in joint operations (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement of financial position
External non-current assets	R 299,309	R 287,292
Total assets	433,838	419,548
Shareholders' equity	201,524	193,197	R 152,471	R 155,917
Long-term liabilities	143,554	134,576
Total equity and liabilities	433,838	419,548
Joint Operations
Statement of financial position
External non-current assets	39,036	34,149
External current assets	1,537	1,357
Intercompany current assets	189	72
Total assets	40,762	35,578
Shareholders' equity	35,786	31,081
Long-term liabilities	2,743	2,454
Interest-bearing current liabilities	180	237
Non-interest-bearing current liabilities	1,488	1,201
Intercompany current liabilities	565	605
Total equity and liabilities	40,762	35,578
Capital commitments	R 1,155	R 977
Louisiana Integrated Polyethylene JV LLC
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%
Statement of financial position
External non-current assets	R 35,190
External current assets	1,123
Intercompany current assets	187
Total assets	36,500
Shareholders' equity	35,482
Long-term liabilities	33
Interest-bearing current liabilities	12
Non-interest-bearing current liabilities	785
Intercompany current liabilities	188
Total equity and liabilities	R 36,500
Natref
Joint operations
Interest in joint operation (as a percent)	64.00%	64.00%
Statement of financial position
External non-current assets	R 3,846
External current assets	414
Intercompany current assets	2
Total assets	4,262
Shareholders' equity	304
Long-term liabilities	2,710
Interest-bearing current liabilities	168
Non-interest-bearing current liabilities	703
Intercompany current liabilities	377
Total equity and liabilities	R 4,262